Lease Commitments	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Commitments

Note 5
Lease Commitments
The company enters into leasing arrangements as a lessee; any lessor arrangements are not significant. Operating lease arrangements mainly involve land, bareboat charters, terminals, drill ships, drilling rigs, time chartered vessels, office buildings and warehouses, and exploration and production equipment. Finance leases primarily include facilities, vessels and office buildings.
Details of the
right-of-use
assets and lease liabilities for operating and finance leases, including the balance sheet presentation, are as follows:

	At December 31, 2023		At December 31, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Deferred charges and other assets	$5,422	$—	$4,262	$—
Properties, plant and equipment, net	—	583	—	392
Right-of-use assets*	$5,422	$583	$4,262	$392
Accrued Liabilities	$1,538	$—	$1,111	$—
Short-term Debt	—	60	—	45
Current lease liabilities	1,538	60	1,111	45
Deferred credits and other noncurrent obligations	3,696	—	2,920	—
Long-term Debt	—	574	—	403
Noncurrent lease liabilities	3,696	574	2,920	403
Total lease liabilities	$5,234	$634	$4,031	$448
Weighted-average remaining lease term (in years)	6.7	12.6	7.0	11.9
Weighted-average discount rate	3.3%	4.5%	1.9%	4.1%
*
Includes
non-cash
additions of $2,556 and $233 in 2023, and $1,807 and $3 in 2022 for
right-of-use
assets obtained in exchange for new and modified lease liabilities for operating and finance leases, respectively.

Total lease costs consist of both amounts recognized in the Consolidated Statement of Income during the period and amounts capitalized as part of the cost of another asset. Total lease costs incurred for operating and finance leases were as follows:

	Year-ended December 31
	2023	2022	2021
Operating lease costs*	$2,984	$ 2,359	$2,199
Finance lease costs	52	57	66
Total lease costs	$3,036	$ 2,416	$2,265
*	Includes variable and short-term lease costs.
Cash paid for amounts included in the measurement of lease liabilities was as follows:

	Year-ended December 31
	2023	2022	2021
Operating cash flows from operating leases	$2,271	$ 1,892	$1,670
Investing cash flows from operating leases	713	467	398
Operating cash flows from finance leases	15	18	21
Financing cash flows from finance leases	42	44	193
At December 31, 2023, the estimated future undiscounted cash flows for operating and finance leases were as follows:

	At December 31, 2023
	Operating Leases	Finance Leases
Year 2024	$1,673	$84
2025	1,153	79
2026	734	76
2027	544	68
2028	396	66
Thereafter	1,364	443
Total	$5,864	$816
Less: Amounts representing interest	630	182
Total lease liabilities	$5,234	$634
Additionally, the company has $232 in future undiscounted cash flows for operating leases not yet commenced. These leases are primarily for drill ships, drilling rigs and storage tanks. For those leasing arrangements where the underlying asset is not yet constructed, the lessor is primarily involved in the design and construction of the asset.

Lease Commitments

Note 5
Lease Commitments
The company enters into leasing arrangements as a lessee; any lessor arrangements are not significant. Operating lease arrangements mainly involve land, bareboat charters, terminals, drill ships, drilling rigs, time chartered vessels, office buildings and warehouses, and exploration and production equipment. Finance leases primarily include facilities, vessels and office buildings.
Details of the
right-of-use
assets and lease liabilities for operating and finance leases, including the balance sheet presentation, are as follows:

	At December 31, 2023		At December 31, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Deferred charges and other assets	$5,422	$—	$4,262	$—
Properties, plant and equipment, net	—	583	—	392
Right-of-use assets*	$5,422	$583	$4,262	$392
Accrued Liabilities	$1,538	$—	$1,111	$—
Short-term Debt	—	60	—	45
Current lease liabilities	1,538	60	1,111	45
Deferred credits and other noncurrent obligations	3,696	—	2,920	—
Long-term Debt	—	574	—	403
Noncurrent lease liabilities	3,696	574	2,920	403
Total lease liabilities	$5,234	$634	$4,031	$448
Weighted-average remaining lease term (in years)	6.7	12.6	7.0	11.9
Weighted-average discount rate	3.3%	4.5%	1.9%	4.1%
*
Includes
non-cash
additions of $2,556 and $233 in 2023, and $1,807 and $3 in 2022 for
right-of-use
assets obtained in exchange for new and modified lease liabilities for operating and finance leases, respectively.

Total lease costs consist of both amounts recognized in the Consolidated Statement of Income during the period and amounts capitalized as part of the cost of another asset. Total lease costs incurred for operating and finance leases were as follows:

	Year-ended December 31
	2023	2022	2021
Operating lease costs*	$2,984	$ 2,359	$2,199
Finance lease costs	52	57	66
Total lease costs	$3,036	$ 2,416	$2,265
*	Includes variable and short-term lease costs.
Cash paid for amounts included in the measurement of lease liabilities was as follows:

	Year-ended December 31
	2023	2022	2021
Operating cash flows from operating leases	$2,271	$ 1,892	$1,670
Investing cash flows from operating leases	713	467	398
Operating cash flows from finance leases	15	18	21
Financing cash flows from finance leases	42	44	193
At December 31, 2023, the estimated future undiscounted cash flows for operating and finance leases were as follows:

	At December 31, 2023
	Operating Leases	Finance Leases
Year 2024	$1,673	$84
2025	1,153	79
2026	734	76
2027	544	68
2028	396	66
Thereafter	1,364	443
Total	$5,864	$816
Less: Amounts representing interest	630	182
Total lease liabilities	$5,234	$634
Additionally, the company has $232 in future undiscounted cash flows for operating leases not yet commenced. These leases are primarily for drill ships, drilling rigs and storage tanks. For those leasing arrangements where the underlying asset is not yet constructed, the lessor is primarily involved in the design and construction of the asset.